SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	May 05, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 26, 2023	Apr. 01, 2023	Mar. 05, 2023
Subsequent Event [Line Items]
Loan amount							$ 100
Aggregate net proceeds			$ 15,000
Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of shares issued		73,500
Aggregate net proceeds		$ 597
Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Promissory note							1,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Loan amount						$ 100	100
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of shares issued	98,500
Aggregate net proceeds	$ 671
Subsequent Event [Member] | Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Promissory note						$ 1,000	$ 1,000
Subsequent Event [Member] | Ms Harvey [Member]
Subsequent Event [Line Items]
Cash					$ 334,000